Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2019	Mar. 31, 2018
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 3,809,946	¥ 10,402,277
Less than 12 months Gross unrealized losses, available-for-sale securities		3,137	22,884
12 months or more Fair value, available-for-sale securities		2,010,191	3,698,632
12 months or more Gross unrealized losses, available-for-sale securities		3,309	14,726
Total Fair value, available-for-sale securities		5,820,137	14,100,909
Total Gross unrealized losses, available-for-sale securities		6,446	37,610
Less than 12 months, Fair value, held-to-maturity securities			30,589
Less than 12 months Gross unrealized losses, held-to-maturity securities			766
12 months or more Fair value, held-to-maturity securities		469,782	506,875
12 months or more Gross unrealized losses, held-to-maturity securities		14,423	19,411
Total Fair value, held-to-maturity securities		469,782	537,464
Total Gross unrealized losses, held-to-maturity securities		14,423	20,177
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		2,296,536	8,052,820
Less than 12 months Gross unrealized losses, available-for-sale securities		1,441	3,716
12 months or more Fair value, available-for-sale securities		1,332,688	2,868,078
12 months or more Gross unrealized losses, available-for-sale securities		1,557	5,940
Total Fair value, available-for-sale securities		3,629,224	10,920,898
Total Gross unrealized losses, available-for-sale securities		2,998	9,656
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		9,752	28,827
Less than 12 months Gross unrealized losses, available-for-sale securities		32	139
12 months or more Fair value, available-for-sale securities		38,873	58,998
12 months or more Gross unrealized losses, available-for-sale securities		55	141
Total Fair value, available-for-sale securities		48,625	87,825
Total Gross unrealized losses, available-for-sale securities		87	280
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		506,176	515,005
Less than 12 months Gross unrealized losses, available-for-sale securities		231	3,557
Total Fair value, available-for-sale securities		506,176	515,005
Total Gross unrealized losses, available-for-sale securities		231	3,557
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		438,771	419,648
Less than 12 months Gross unrealized losses, available-for-sale securities		321	1,030
12 months or more Fair value, available-for-sale securities		26,782	68,359
12 months or more Gross unrealized losses, available-for-sale securities		134	72
Total Fair value, available-for-sale securities		465,553	488,007
Total Gross unrealized losses, available-for-sale securities		455	1,102
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	466	45,434
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	2	1,116
12 months or more Fair value, available-for-sale securities	[1]	37,706	188,326
12 months or more Gross unrealized losses, available-for-sale securities	[1]	591	6,512
Total Fair value, available-for-sale securities	[1]	38,172	233,760
Total Gross unrealized losses, available-for-sale securities	[1],[2]	593	7,628
Less than 12 months, Fair value, held-to-maturity securities	[3]		30,589
Less than 12 months Gross unrealized losses, held-to-maturity securities	[3]		766
12 months or more Fair value, held-to-maturity securities	[3]	469,782	506,875
12 months or more Gross unrealized losses, held-to-maturity securities	[3]	14,423	19,411
Total Fair value, held-to-maturity securities	[3]	469,782	537,464
Total Gross unrealized losses, held-to-maturity securities	[3]	14,423	20,177
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities			11,336
Less than 12 months Gross unrealized losses, available-for-sale securities			14
12 months or more Fair value, available-for-sale securities		16,729	16,129
12 months or more Gross unrealized losses, available-for-sale securities		191	267
Total Fair value, available-for-sale securities		16,729	27,465
Total Gross unrealized losses, available-for-sale securities		191	281
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		11,256	68,723
Less than 12 months Gross unrealized losses, available-for-sale securities		44	242
12 months or more Fair value, available-for-sale securities		36,760	7,835
12 months or more Gross unrealized losses, available-for-sale securities		60	81
Total Fair value, available-for-sale securities		48,016	76,558
Total Gross unrealized losses, available-for-sale securities		104	323
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		417,825	563,831
Less than 12 months Gross unrealized losses, available-for-sale securities		924	933
12 months or more Fair value, available-for-sale securities		440,937	403,069
12 months or more Gross unrealized losses, available-for-sale securities		637	477
Total Fair value, available-for-sale securities		858,762	966,900
Total Gross unrealized losses, available-for-sale securities	[4]	1,561	1,410
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		129,164	358,410
Less than 12 months Gross unrealized losses, available-for-sale securities		142	888
12 months or more Fair value, available-for-sale securities		79,716	87,472
12 months or more Gross unrealized losses, available-for-sale securities		84	1,194
Total Fair value, available-for-sale securities		208,880	445,882
Total Gross unrealized losses, available-for-sale securities	[5]	¥ 226	2,082
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[6]		338,243
Less than 12 months Gross unrealized losses, available-for-sale securities	[6]		11,249
12 months or more Fair value, available-for-sale securities	[6]		366
12 months or more Gross unrealized losses, available-for-sale securities	[6]		42
Total Fair value, available-for-sale securities	[6]		338,609
Total Gross unrealized losses, available-for-sale securities	[6]		¥ 11,291

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018, and ¥11,107 million and ¥27,065 million, respectively, at March 31, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018, and ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of Japanese negotiable certificates of deposit ("NCDs"), of which the total fair values were ¥106,101 million at March 31, 2018, and ¥6,725 million at March 31, 2019.
[5]	Other debt securities presented in this line primarily consist of Foreign NCDs and asset-backed securities ("ABS"), of which the total fair values were ¥313,164 million at March 31, 2018, and ¥246,503 million at March 31, 2019.
[6]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018, resulting in a cumulative-effect adjustment from AOCI to Retained earnings for net unrealized gains on equity securities (marketable). The available-for-sale category was eliminated for equity securities effective April 1, 2018. See Note 2 "Recently issued accounting pronouncements" for further details.